Schedule I Condensed Financial Information of Parent Company (Details) - Schedule I Condensed Financial Information of Parent Company Balance Sheet - Parent Company [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 357,008	$ 1,600
Prepaid expenses and other current assets		126
Amount due from subsidiaries		3,081
Total Current Assets	357,008	4,807
Property, plant and equipment, net		3
Other non-current assets		377
Investments in subsidiaries	690,032	6,122
Total Assets	1,047,040	11,309
Current liabilities:
Amount due to inter-company	359,202
Accrued expenses and other current liabilities	35
Income tax payables		557
Bonds payable		64,432
Total Current Liabilities	359,237	64,989
Deposit liability for Series B2 Preferred		21,792
Warrant liability	1,105
Total Liabilities	360,342	86,781
Series C1 Preferred (US$0.0001 par value; 26,757,258 authorized, issued and outstanding as of December 31, 2020 and nil authorized, issued and outstanding as of December 31, 2021)		80,581
Series C2 Preferred (US$0.0001 par value; 20,249,450 authorized, issued and outstanding as of December 31, 2020 and nil authorized, issued and outstanding as of December 31, 2021)		81,966
Series D1 Preferred (US$0.0001 par value; 22,311,516 authorized, issued and outstanding as of December 31, 2020 and nil authorized, issued and outstanding as of December 30, 2021)		146,583
Total Mezzanine Equity		309,130
Shareholders’ Deficit
Common Stock (par value of US$0.0001 per share, 240,450,000 and 750,000,000 shares authorized as of December 31, 2020 and 2021; 99,028,297 and 300,530,516 shares issued, and 99,028,297 and 298,843,016 shares outstanding as of December 31, 2020 and 2021)	30	6
Additional paid-in capital	1,306,034
Statutory reserves	6,032	6,032
Accumulated deficit	(632,099)	(397,996)
Accumulated other comprehensive income	6,701	7,356
Total Shareholders’ (Deficit)/Equity	686,698	(384,602)
Total Liabilities, Mezzanine Equity and Shareholders’ Equity	$ 1,047,040	$ 11,309